Analysis of Financial Assets and Liabilities by Measurement Basis - Carrying Amounts of Financial Assets and Liabilities by Category and Line Item (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets:
Cash and deposits with banks	¥ 73,090,816	¥ 62,471,453	¥ 57,763,441
Call loans and bills bought	2,553,468	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	11,738,072	13,745,996
Trading assets	3,140,736	2,785,016
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Investment securities	31,051,461	21,864,386
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Total	230,806,410	208,424,760
Financial liabilities:
Deposits	155,493,654	138,431,418
Call money and bills sold	1,368,515	3,740,540
Repurchase agreements and cash collateral on securities lent	18,509,906	15,455,782
Trading liabilities	2,080,826	2,018,484
Derivative financial instruments	4,949,433	5,555,201
Financial liabilities designated at fair value through profit or loss	239,519	0
Borrowings	19,423,355	17,121,362
Debt securities in issue	11,228,600	10,985,048
Other financial liabilities	8,417,048	7,150,251
Total	221,710,856	200,458,086
Financial Assets and Liabilities at fair value through profit or loss [member]
Financial assets:
Trading assets	3,140,736	2,785,016
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Total	10,407,201	10,543,173
Financial liabilities:
Deposits	2,004	5,041
Trading liabilities	2,080,826	2,018,484
Derivative financial instruments	4,949,433	5,555,201
Financial liabilities designated at fair value through profit or loss	239,519
Borrowings	514	624
Debt securities in issue	9,596	53,669
Other financial liabilities	1,045	537
Total	7,278,929	7,516,136
Financial Assets and Liabilities at Amortized Cost [member]
Financial assets:
Cash and deposits with banks	73,090,816	62,471,453
Call loans and bills bought	2,553,468	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	11,738,072	13,745,996
Investment securities	72,015	320,771
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Total	189,419,763	176,337,972
Financial liabilities:
Deposits	155,495,658	138,436,459
Call money and bills sold	1,368,515	3,740,540
Repurchase agreements and cash collateral on securities lent	18,509,906	15,455,782
Borrowings	19,422,841	17,120,738
Debt securities in issue	11,219,004	11,038,717
Other financial liabilities	8,416,003	7,149,714
Total	214,431,927	192,941,950
Debt instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	26,392,635	18,054,164
Total	26,392,635	18,054,164
Equity instruments at fair value through other comprehensive income [member]
Financial assets:
Investment securities	4,586,811	3,489,451
Total	¥ 4,586,811	¥ 3,489,451